Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2017
Warrant Liability [Abstract]
Schedule of assumptions used in the valuation of warrants issued
November 9, 2016

Number of shares underlying the warrants	303,694
Exercise price	$0.80
Volatility	93%
Risk-free interest rate	0.81%
Expected dividend yield	0%
Expected warrant life (years)	1.63
Stock price	$3.65

Schedule of liability measured at fair value using significant unobservable inputs (Level 3)
	December 31, 2015	Reclassification of warrant liability to equity in 2016	Decrease in Fair Value	December 31, 2016
Warrant liability	$2,434,101	$(892,860)	$(1,541,241)	$0